INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Current
Corporate bonds	$ 29,861,413	$ 12,845,934
Borrowings	105,462,623	71,301,468
Non-current
Corporate bonds	44,240,319	61,264,268
Borrowings	79,109,119	74,177,169
Bank borrowings
Current
Borrowings	63,502,859	48,305,535
Non-current
Borrowings	28,963,786	9,912,901
Trust debt securities
Current
Borrowings	8,563,045	6,492,733
Non-current
Borrowings	2,905,014
Net loans payables - Parents companies and related parties
Current
Borrowings	3,535,306	3,657,266
Non-current
Borrowings	$ 3,000,000	$ 3,000,000